Offerings - Offering: 1	Jun. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.01 par value per share
Amount Registered | shares	13,150,000
Proposed Maximum Offering Price per Unit	362.41
Maximum Aggregate Offering Price	$ 4,765,691,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 729,627.37
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share ("Common Stock"), of HCA Healthcare, Inc. (the "Registrant") that become issuable under the 2020 Stock Incentive Plan for Key Employees of HCA Healthcare, Inc. and Its Affiliates, as amended (the "2020 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of common stock of the Registrant. (2) Represents 13,150,000 shares of the Registrant's Common Stock that may be issued pursuant to the 2020 Plan. (3) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $362.41 per share, which is the average of the high and low prices of the Registrant's common stock as reported on the New York Stock Exchange on June 16, 2025.